Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 01, 2014
Components of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) are as follows:

	As at
	March 1, 2014	March 2, 2013	March 3, 2012
Accumulated net unrealized gains on available-for-sale investments	$1	$2	$2
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(9)	(6)	38
Accumulated other comprehensive income (loss)	$(8)	$(4)	$40

Reclassification out of Accumulated Other Comprehensive Income
The effects on net income of amounts reclassified from AOCI into income by component for the year ended March 1, 2014 were as follows:

Location of loss reclassified from AOCI into income	Gains and Losses on Cash Flow Hedges	Gains and Losses on Available-for-Sale Securities	Total
Revenue	$(7)	$—	$(7)
Selling, marketing and administration	(17)	—	(17)
Research and development	(6)	—	(6)
Cost of sales	(2)	—	(2)
Recovery of income taxes	6	—	6
Total amount reclassified into income, net of tax	$(26)	$—	$(26)